Share-based compensation plan - Share-based liabilities measured at fair value (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-based compensation plan
Liability, beginning balance	$ 28,369	$ 15,681	$ 14,116
Liability, ending balance		28,369	15,681
Liability classified stock options
Share-based compensation plan
Liability, beginning balance	15,545	6,889	4,244
Share-based compensation	2,801	3,235	3,258
Exercise of stock options	(10)	(2)
Change in fair value of share-based compensation	4,810	5,056	(178)
Foreign currency translation adjustment	(669)	367	(435)
Liability, ending balance	$ 22,477	$ 15,545	$ 6,889